Significant Accounting Policies (Table) ( Earnings Per Share)	12 Months Ended
Mar. 31, 2017
Earnings Per Share [Abstract]
ScheduleOfEarningsPerShareBasicAndDilutedByCommonClassTextBlock
Years ended March 31,	2017	2016	2015
	(In thousands, except per share amounts)
Basic
Net earnings	$12,613	$54,458	$9,899
Deduct preferred stock dividends	23	23	23
Undistributed earnings	12,590	54,435	9,876
Earnings attributable to participating
preferred shareholders	115	544	160
Earnings attributable to common
shareholders	$12,475	$53,891	$9,716
Weighted average common shares
outstanding	9,785	9,878	10,690
Basic earnings per common share	$1.27	$5.46	$0.91
Diluted
Earnings attributable to common
shareholders	$12,475	$53,891	$9,716
Add dividends on convertible
preferred stock	20	20	20
Earnings attributable to common
stock on a diluted basis	$12,495	$53,911	$9,736
Weighted average common shares
outstanding-basic	9,785	9,878	10,690
Additional shares to be issued related to
the equity compensation plan	2	3	5
Additional shares to be issued under
full conversion of preferred stock	67	67	67
Total shares for diluted	9,854	9,948	10,762
Diluted earnings per share	$1.27	$5.42	$0.90